Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities
As of December 31, 2019 and 2018, the following table provides a reconciliation of the other current liabilities within the Consolidated Balance Sheets:

(in thousands of $)	2019	2018
Accrued expenses	6,927	6,441
Deferred charter revenue	12,575	2,559
Other current liabilities	9	15
Provisions	606	2,282
Total other current liabilities	20,117	11,297